LOANS RECEIVABLE	6 Months Ended
Mar. 31, 2026
Loans Receivable
LOANS RECEIVABLE

NOTE 12 – LOANS RECEIVABLE

Loans receivable consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Polar Petroleum Equipment (Shandong) Co., Ltd (“Polar”) (1)	$867,127	$844,416
Sichuan TIBO Fluid Technology Co., Ltd. (“Sichuan TIBO”) (2)	1,098,361	1,069,596
Jining Eni Energy Technology Co., Ltd (“Eni Energy”) (3)	289,042	281,472
Xianlong Technology (Beijing) Co., Ltd. (“Xianlong”) (4)	578,085	1,401,731
Beijing Youyi Natural Technology Co., Ltd. (“Beijing Youyi”) (5)	121,398	267,398
Joseph Petroleum Technology (Beijing) Co., Ltd. (“Joseph Petroleum”) (6)	-	703,680
Beijing Chenghui Shengsi Technology Co., Ltd. (“Beiiing Chenghui”) (7)	1,464,722	18,999
Accrued Interest Receivable	243,172	153,860
Total loans	$4,661,908	$4,741,152
Less: current portion	$3,767,896	$3,777,909
Loans receivable, non-current	$894,012	$963,243

(1)

On April 13, 2024 and May 23, 2024, China Oil Blue Ocean made two loans of RMB 3,000,000 ($428,119) and RMB 2,000,000 ($285,413), respectively, to a customer, Polar for three years with annual interest of 4%. The loans were restricted for Polar’s operating activities. The outstanding loans were repaid as follows: RMB 4,000,000 ($562,944) in November 2024 and RMB 1,000,000 ($140,736) in December 2024.

In May 2025, China Oil Blue Ocean lent RMB 6 million ($867,127) to Polar with annual interest of 3.5% and a term of three years. Interest accrued on this loan was RMB 186,027 ($26,885) and 81,315 ($11,444) as of March 31, 2026 and September 30, 2025. The loan will mature in May 2028.

(2)

On March 25, 2024, China Oil Blue Ocean lent RMB5,600,000 ($809,319) to Sichuan TIBO Fluid Technology Co., Ltd. (“Sichuan TIBO”). The loan to Sichuan TIBO was for 13 months with an annual interest of 8% from March 25, 2024 to June 25, 2024, and 3.5% from June 26, 2024 to April 30, 2025. Sichuan TIBO repaid RMB 600,000 ($86,713) on January 22, 2025. China Oil Blue Ocean and Sichuan TIBO reached three separate extension agreements on April 20, 2025, October 24, 2025, and June 25, 2026, respectively, pursuant to which the remaining RMB 5 million ($722,606) loan balance was successively extended, with the final maturity date of October 31, 2026.

On April 20, 2025, China Oil Blue Ocean provided an additional loan of RMB 2.6 million ($375,755) to Sichuan TIBO with interest of 3.5% and a term of six months. On October 24, 2025, China Oil Blue Ocean and Sichuan TIBO agreed to extend the maturity date of the loan to June 30, 2026. On June 25, 2026, both parties agreed to extend the maturity date of the loan to October 31, 2026.

As of March 31, 2026 and September 30, 2025, the outstanding loan receivable from TIBO amounted to $1,098,361 and $1,069,596 respectively. Interest accrued on above two loans was RMB 368,816 ($53,302) and RMB 236,180 ($33,239) as of March 31, 2026 and September 30, 2025 respectively.

(3)	On May 1, 2025, China Oil Blue Ocean provided a credit facility of RMB 10 million ($1,445,212) to Eni Energy with annual interest of 3.5% and a term of three years. Eni Energy drew down RMB 2 million ($289,042) from the credit facility on May 16, 2025. Interest accrued on this loan was RMB 65,589 ($9,479) and RMB 30,685 ($4,318) as of March 31, 2026 and September 30, 2025 respectively.

(4)

On May 14, 2025 and September 29, 2025, China Oil Blue Ocean and Xinjiang Breslin made two loans of RMB 7,000,000 ($1,011,648) and RMB 2,960,000 ($427,783) respectively to Xianlong for one year with interest of 3.5%. Xianlong repaid RMB 3 million ($433,564) and RMB 2,960,000 ($427,783) to China Oil Blue Ocean and Xinjiang Breslin in March 2026. The remaining RMB 4 million ($578,085) loan balance was extended to October 31, 2026.

Interest accrued on these loans were RMB 260,645 ($ 37,669) and RMB 94,540 ($13,305) as of March 31, 2026 and September 30, 2025 respectively.

(5)

On May 29, 2025 and June 5, 2025, ZJY Technologies made two loans of RMB 100,000 ($14,452) and RMB 1,800,000 ($260,138) respectively to Beijing Youyi for one year with interest of 3.5%.

Sichuan TIBO and PetroChina Information Technology Co., Ltd. (“PetroChina Information”) are both procurement suppliers of ZJY Technologies. Pursuant to a tripartite assignment of debt agreement executed on October 10, 2025, ZJY Technologies assigned its RMB 1,097,242 ($158,575) loan principal and all accrued interest to its creditors: RMB 821,574($118,735) to Sichuan TIBO and RMB 275,668 ($39,840) to PetroChina Information. Beijing Youyi shall repay the amount to Sichuan TIBO and PetroChina Information, respectively, in respect of the assigned agreements.

As of March 31, 2026 and September 30, 2025, the outstanding loan receivable from Beijing Youyi amounted to RMB 840,000 ($121,398) and RMB 1,900,000 ($267,398) respectively. Interest accrued on this loan was nil and RMB 21,566 ($3,035) as of March 31, 2026 and September 30, 2025. On June 9, 2026, Beijing Youyi repaid the outstanding loan balance of RMB 840,000 ($121,398).

(6)	On September 29, 2025, Xinjiang Breslin lent RMB 5,000,000 ($722,606) to Joseph Petroleum for one year with interest of 3.5%. Joseph Petroleum repaid the full principal amount on October 10,2025. Interest accrued on this loan was RMB 5,274 ($762) and RMB 959 ($135) as of March 31, 2026 and September 30, 2025.

(7)

On January 1, 2024, ZJY Technologies provided a credit facility of RMB 25 million ($3,482,767) to Beijing Chenghui Shengsi Technology Co., Ltd (“Beijing Chenghui”) with annual interest of 3.5% and a term of three years. Beijing Chenghui drew down a total of RMB 31.33 million ($4,527,849) from October 2024 to October 2025 and repaid RMB 21.19 million ($3,062,404) in September 2025.

As of March 31, 2026 and September 30, 2025, the outstanding loan receivable from Beijing Chenghui amounted to RMB 10,135,000 ($1,464,722) and RMB135,000($18,999) respectively. Interest accrued from Beijing Chenghui was RMB 796,254 ($115,075) and RMB 628,008 ($88,384) as of March 31, 2026 and September 30, 2025.

On May 29, 2026, Beijing Chenghui, ZJY Technologies, Leishen Shandong, and Sichuan TIBO executed a debt offset agreement, under which Beijing Chenghui directly repays to Sichuan TIBO all principal and interest owed to ZJY Technologies, and all chain debts among the four parties are simultaneously settled in full.

Interest accrued on all the above-mentioned loans receivable was RMB 1,682,606 ($243,172) and RMB1,093,253 ($153,860) as of March 31, 2026 and September 30, 2025 respectively.